NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of Allowance for Uncollectible Lease Payments Receivables (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
NET INVESTMENT IN DIRECT FINANCING LEASES
Allowance for uncollectible receivables at the beginning of year	$ 110,645,104	$ 119,067,356
(Reversal of Provision)for lease payment receivables	0	(1,755,062)
Effect of foreign currency translation	2,319,475	(6,667,190)
Allowance for uncollectible receivables at the end of year	112,964,579	110,645,104
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	112,964,579	110,645,104
Ending balance	112,964,579	110,645,104
Minimum lease payments receivable
Individually evaluated for impairment	112,964,579	110,645,104
Collectively evaluated for impairment	0	3,243,488
Ending balance	$ 112,964,579	$ 113,888,592